Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair value measurements
Schedule of assets measured at fair value

			Fair value measurement at June 30, 2026 using
			Quoted prices in	Significant
	Total Fair		active markets	other	Significant
	Value at		for identical	observable	unobservable	Fair value
	June 30, 2026		assets (Level 1)	inputs (Level 2)	inputs (Level 3)	adjustment
	RMB	US$	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Fair value measurements on a recurring basis:
Derivative assets	80	12	—	80	—	80
Equity investment with readily determinable fair value	5,062	746	—	5,062	—	(28)
Digital assets	570	84	570	—	—	(1)
Total assets measured at fair value	5,712	842	570	5,142	—	51